Right-Of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Nov. 30, 2023
Right-Of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Non-Cancellable Lease Contracts	As of November 30, 2023, the Group subsisted of the following non-cancellable lease contracts.
Description of lease	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 through March 31, 2025

Schedule of Consolidated Balance Sheet	Amounts recognized in the consolidated balance sheet:
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Right-of-use assets	286,427	1,181,941	151,347

Operating lease liabilities
Current	255,968	863,508	110,572
Non-current	—	293,792	37,620
	255,968	1,157,300	148,192

Schedule of Consolidated Statements of Income and Supplemental Cash Flow Information Related to Operating Leases	A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:
	For the Years Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	472,180	480,138	727,315	93,131
Interest of lease liabilities	11,710	14,362	35,832	4,587
Cash paid for operating leases	451,500	516,001	757,329	96,975
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	962,639	—	1,750,851	224,195
Termination of operating lease right-of-use assets and operating lease liabilities	—	—	128,418	16,444

Schedule of Operating Lease Liabilities	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2023:
	Twelve months ended November 30,
	HK$	US$
2024	887,040	113,584
2025	295,680	37,862
Total future lease payments	1,182,720	151,446
Less: imputed interest	(25,420)	(3,254)
Present value of lease obligation	1,157,300	148,192